Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SCM Trust
Entity Central Index Key	0000836267
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Tactical Credit Fund
Class Name	Institutional Class
Trading Symbol	DEBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Shelton Tactical Credit Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund, Institutional Class	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 49,602,702
Holdings Count | Holdings	53
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$49,602,702
Number of Holdings	53
Portfolio Turnover Rate	67%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
United States Treasury Bill	8.0%
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada's Wonderland Co	3.5%
Iron Mountain Inc	3.5%
PetSmart Inc / PetSmart Finance Corp	3.3%
AMC Entertainment Holdings Inc	3.1%
Sirius XM Radio LLC	3.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	3.0%
American Homes 4 Rent LP	3.0%
First Industrial LP	3.0%
Cinemark USA Inc	2.9%

SHELTON TACTICAL CREDIT FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Tactical Credit Fund
Class Name	Investor Class
Trading Symbol	DEBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Shelton Tactical Credit Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund, Investor Class	$59	1.17%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
Net Assets	$ 2,251,335
Holdings Count | Holdings	53
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$2,251,335
Number of Holdings	53
Portfolio Turnover Rate	67%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
United States Treasury Bill	8.0%
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada's Wonderland Co	3.5%
Iron Mountain Inc	3.5%
PetSmart Inc / PetSmart Finance Corp	3.3%
AMC Entertainment Holdings Inc	3.1%
Sirius XM Radio LLC	3.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	3.0%
American Homes 4 Rent LP	3.0%
First Industrial LP	3.0%
Cinemark USA Inc	2.9%

Shelton International Select Equity Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton International Select Equity Fund
Class Name	Institutional Class
Trading Symbol	SISEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Shelton International Select Equity Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955‑9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund, Institutional Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 40,586,564
Holdings Count | Holdings	102
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$40,586,564
Number of Holdings	102
Portfolio Turnover Rate	55%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	4.3%
Roche Holding AG	3.7%
Novartis AG	3.2%
BNP Paribas SA	3.0%
AIA Group Ltd	2.7%
Intesa Sanpaolo SpA	2.5%
Smiths Group PLC	2.4%
FUCHS SE	2.3%
United States Treasury Bill	2.2%
Tencent Holdings Ltd	1.9%

Shelton International Select Equity Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton International Select Equity Fund
Class Name	Investor Class
Trading Symbol	SISLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Shelton International Select Equity Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955‑9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund, Investor Class	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 4,238,594
Holdings Count | Holdings	102
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$4,238,594
Number of Holdings	102
Portfolio Turnover Rate	55%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	4.3%
Roche Holding AG	3.7%
Novartis AG	3.2%
BNP Paribas SA	3.0%
AIA Group Ltd	2.7%
Intesa Sanpaolo SpA	2.5%
Smiths Group PLC	2.4%
FUCHS SE	2.3%
United States Treasury Bill	2.2%
Tencent Holdings Ltd	1.9%

Shelton Emerging Markets Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	EMSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Shelton Emerging Markets Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund, Institutional Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 22,925,270
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$22,925,270
Number of Holdings	51
Portfolio Turnover Rate	21%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	12.5%
Tencent Holdings Ltd	6.8%
HDFC Bank Ltd	4.1%
Dr Reddy's Laboratories Ltd	4.0%
Iguatemi SA	3.6%
Samsung Electronics Co Ltd	3.2%
ICICI Bank Ltd	3.2%
Alibaba Group Holding Ltd	3.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2.9%
Realtek Semiconductor Corp	2.8%

Shelton Emerging Markets Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	EMSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Shelton Emerging Markets Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund, Investor Class	$62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Net Assets	$ 1,331,344
Holdings Count | Holdings	54
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$1,331,344
Number of Holdings	54
Portfolio Turnover Rate	21%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	12.5%
Tencent Holdings Ltd	6.8%
HDFC Bank Ltd	4.1%
Dr Reddy's Laboratories Ltd	4.0%
Iguatemi SA	3.6%
Samsung Electronics Co Ltd	3.2%
ICICI Bank Ltd	3.2%
Alibaba Group Holding Ltd	3.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2.9%
Realtek Semiconductor Corp	2.8%

ICON CONSUMER SELECT FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Consumer Select Fund
Class Name	Institutional Class
Trading Symbol	ICFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Consumer Select Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund, Institutional Class	$79	1.55%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%
Net Assets	$ 29,774,298
Holdings Count | Holdings	26
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$29,774,298
Number of Holdings	26
Portfolio Turnover Rate	13%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
LPL Financial Holdings Inc	8.0%
Visa Inc	7.5%
Equitable Holdings Inc	7.0%
American Express Co	5.6%
Coca-Cola Europacific Partners PLC	5.6%
Koninklijke Ahold Delhaize NV	5.5%
eBay Inc	5.1%
RenaissanceRe Holdings Ltd	5.0%
The Hartford Insurance Group Inc	4.9%
Huntington Bancshares Inc	4.6%

ICON CONSUMER SELECT FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Consumer Select Fund
Class Name	Investor Class
Trading Symbol	ICFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Consumer Select Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund, Investor Class	$92	1.81%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.81%
Net Assets	$ 1,580,907
Holdings Count | Holdings	26
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$1,580,907
Number of Holdings	26
Portfolio Turnover Rate	13%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
LPL Financial Holdings Inc	8.0%
Visa Inc	7.5%
Equitable Holdings Inc	7.0%
American Express Co	5.6%
Coca-Cola Europacific Partners PLC	5.6%
Koninklijke Ahold Delhaize NV	5.5%
eBay Inc	5.1%
RenaissanceRe Holdings Ltd	5.0%
The Hartford Insurance Group Inc	4.9%
Huntington Bancshares Inc	4.6%

ICON EQUITY FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Equity Fund
Class Name	Institutional Class
Trading Symbol	IOLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Equity Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund, Institutional Class	$65	1.29%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
Net Assets	$ 33,243,420
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$33,243,420
Number of Holdings	28
Portfolio Turnover Rate	10%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Armstrong World Industries Inc	6.0%
LPL Financial Holdings Inc	5.3%
Seagate Technology Holdings PLC	4.5%
Horace Mann Educators Corp	4.3%
JPMorgan Chase & Co	4.1%
Chart Industries Inc	4.0%
Performance Food Group Co	3.9%
Mastercard Inc	3.6%
Baker Hughes Co	3.6%
T-Mobile US Inc	3.5%

ICON EQUITY FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Equity Fund
Class Name	Investor Class
Trading Symbol	ISTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Equity Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund, Investor Class	$78	1.53%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.53%
Net Assets	$ 14,910,511
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$14,910,511
Number of Holdings	28
Portfolio Turnover Rate	10%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Armstrong World Industries Inc	6.0%
LPL Financial Holdings Inc	5.3%
Seagate Technology Holdings PLC	4.5%
Horace Mann Educators Corp	4.3%
JPMorgan Chase & Co	4.1%
Chart Industries Inc	4.0%
Performance Food Group Co	3.9%
Mastercard Inc	3.6%
Baker Hughes Co	3.6%
T-Mobile US Inc	3.5%

ICON EQUITY INCOME FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Equity Income Fund
Class Name	Institutional Class
Trading Symbol	IOEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Equity Income Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund, Institutional Class	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Net Assets	$ 29,999,246
Holdings Count | Holdings	39
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$29,999,246
Number of Holdings	39
Portfolio Turnover Rate	8%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
DTE Energy Co	5.9%
ING Groep NV	5.5%
National Fuel Gas Co	5.4%
Evergy Inc	5.2%
Nexstar Media Group Inc	4.9%
Lockheed Martin Corp	4.9%
KeyCorp	4.5%
OneMain Holdings Inc	4.5%
Horace Mann Educators Corp	4.3%
Portland General Electric Co	3.9%

ICON EQUITY INCOME FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Equity Income Fund
Class Name	Investor Class
Trading Symbol	IEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Equity Income Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund, Investor Class	$81	1.59%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%
Net Assets	$ 11,741,204
Holdings Count | Holdings	39
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$11,741,204
Number of Holdings	39
Portfolio Turnover Rate	8%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
DTE Energy Co	5.9%
ING Groep NV	5.5%
National Fuel Gas Co	5.4%
Evergy Inc	5.2%
Nexstar Media Group Inc	4.9%
Lockheed Martin Corp	4.9%
KeyCorp	4.5%
OneMain Holdings Inc	4.5%
Horace Mann Educators Corp	4.3%
Portland General Electric Co	3.9%

ICON FLEXIBLE BOND FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Flexible Bond Fund
Class Name	Institutional Class
Trading Symbol	IOBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Flexible Bond Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund, Institutional Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 346,202,239
Holdings Count | Holdings	120
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$346,202,239
Number of Holdings	120
Portfolio Turnover Rate	60%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Argo Group US Inc	3.4%
UMH Properties Inc	3.0%
First American Government Obligations Fund	2.8%
The PNC Financial Services Group Inc	2.7%
Flexential Issuer 2021-1	2.5%
Finance of America Structured Securities Trust Series 2022-S1	2.4%
Western Asset High Yield Defined Opportunity Fund Inc	2.2%
Farm Credit Bank of Texas	2.1%
American Airlines 2019-1 Class B Pass Through Trust	2.0%
United Airlines 2016-1 Class A Pass Through Trust	1.9%

ICON FLEXIBLE BOND FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Flexible Bond Fund
Class Name	Investor Class
Trading Symbol	IOBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Flexible Bond Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund, Investor Class	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 25,774,687
Holdings Count | Holdings	120
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$25,774,687
Number of Holdings	120
Portfolio Turnover Rate	60%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Argo Group US Inc	3.4%
UMH Properties Inc	3.0%
First American Government Obligations Fund	2.8%
The PNC Financial Services Group Inc	2.7%
Flexential Issuer 2021-1	2.5%
Finance of America Structured Securities Trust Series 2022-S1	2.4%
Western Asset High Yield Defined Opportunity Fund Inc	2.2%
Farm Credit Bank of Texas	2.1%
American Airlines 2019-1 Class B Pass Through Trust	2.0%
United Airlines 2016-1 Class A Pass Through Trust	1.9%

ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Health and Information Technology Fund
Class Name	Institutional Class
Trading Symbol	ICTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Health and Information Technology Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund, Institutional Class	$69	1.37%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.37%
Net Assets	$ 76,713,234
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$76,713,234
Number of Holdings	28
Portfolio Turnover Rate	27%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Teradyne Inc	8.2%
Taiwan Semiconductor Manufacturing Co Ltd	7.0%
Cisco Systems Inc	5.8%
Arista Networks Inc	5.7%
Meta Platforms Inc	5.7%
Encompass Health Corp	5.6%
Alphabet Inc	4.7%
ServiceNow Inc	4.6%
Universal Display Corp	4.5%
Salesforce Inc	4.1%

ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Health and Information Technology Fund
Class Name	Investor Class
Trading Symbol	ICTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Health and Information Technology Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund, Investor Class	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 1,203,372
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$1,203,372
Number of Holdings	28
Portfolio Turnover Rate	27%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Teradyne Inc	8.2%
Taiwan Semiconductor Manufacturing Co Ltd	7.0%
Cisco Systems Inc	5.8%
Arista Networks Inc	5.7%
Meta Platforms Inc	5.7%
Encompass Health Corp	5.6%
Alphabet Inc	4.7%
ServiceNow Inc	4.6%
Universal Display Corp	4.5%
Salesforce Inc	4.1%

ICON Natural Resources and Infrastructure Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Natural Resources and Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	ICBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Natural Resources and Infrastructure Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund, Institutional Class	$70	1.39%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.39%
Net Assets	$ 108,379,200
Holdings Count | Holdings	40
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$108,379,200
Number of Holdings	40
Portfolio Turnover Rate	85%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
TETRA Technologies Inc	5.0%
REV Group Inc	5.0%
Carpenter Technology Corp	4.5%
Kaiser Aluminum Corp	4.3%
Century Aluminum Co	4.2%
ZTO Express Cayman Inc	4.1%
Cemex SAB de CV	4.1%
Alaska Air Group Inc	3.8%
Tetra Tech Inc	3.6%
TriMas Corp	3.5%

ICON Natural Resources and Infrastructure Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Natural Resources and Infrastructure Fund
Class Name	Investor Class
Trading Symbol	ICBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Natural Resources and Infrastructure Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund, Investor Class	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 5,399,245
Holdings Count | Holdings	40
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$5,399,245
Number of Holdings	40
Portfolio Turnover Rate	85%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
TETRA Technologies Inc	5.0%
REV Group Inc	5.0%
Carpenter Technology Corp	4.5%
Kaiser Aluminum Corp	4.3%
Century Aluminum Co	4.2%
ZTO Express Cayman Inc	4.1%
Cemex SAB de CV	4.1%
Alaska Air Group Inc	3.8%
Tetra Tech Inc	3.6%
TriMas Corp	3.5%

ICON UTILITIES AND INCOME FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Utilities and Income Fund
Class Name	Institutional Class
Trading Symbol	ICTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Utilities and Income Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund, Institutional Class	$91	1.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.79%
Net Assets	$ 18,883,850
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$18,883,850
Number of Holdings	23
Portfolio Turnover Rate	9%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Vodafone Group PLC	6.5%
National Fuel Gas Co	6.4%
Atmos Energy Corp	6.4%
T-Mobile US Inc	5.9%
American Electric Power Co Inc	5.6%
Xcel Energy Inc	5.2%
Spire Inc	5.1%
Evergy Inc	5.1%
Ameren Corp	5.1%
DTE Energy Co	5.0%

ICON UTILITIES AND INCOME FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Utilities and Income Fund
Class Name	Investor Class
Trading Symbol	ICTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Utilities and Income Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund, Investor Class	$103	2.04%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.04%
Net Assets	$ 3,975,092
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$3,975,092
Number of Holdings	23
Portfolio Turnover Rate	9%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Vodafone Group PLC	6.5%
National Fuel Gas Co	6.4%
Atmos Energy Corp	6.4%
T-Mobile US Inc	5.9%
American Electric Power Co Inc	5.6%
Xcel Energy Inc	5.2%
Spire Inc	5.1%
Evergy Inc	5.1%
Ameren Corp	5.1%
DTE Energy Co	5.0%